Long-Term Debt (Narrative) (Detail) (USD $)	12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended								1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2012 6.25% Notes [Member]	Oct. 15, 2012 6.25% Notes [Member]	Dec. 31, 2012 6.25% Notes [Member]	Sep. 30, 2012 2016 Notes Issued October 2009 [Member]	Oct. 05, 2012 2016 Notes Issued October 2009 [Member]	Oct. 20, 2011 2016 Notes Issued October 2009 [Member]	Sep. 16, 2011 2016 Notes Issued October 2009 [Member]	Aug. 31, 2010 2016 Notes Issued October 2009 [Member]	Dec. 31, 2012 2016 Notes Issued October 2009 [Member]	Dec. 31, 2011 2016 Notes Issued October 2009 [Member]	Oct. 31, 2009 2016 Notes Issued October 2009 [Member]	Sep. 30, 2012 2016 Notes Issued August 2010 [Member]	Oct. 20, 2011 2016 Notes Issued August 2010 [Member]	Aug. 31, 2010 2016 Notes Issued August 2010 [Member]	Dec. 31, 2011 2016 Notes Issued August 2010 [Member]	Sep. 16, 2011 Assets Sale Offer [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 600,000,000	$ 624,500,000	$ 600,000,000		$ 600,000,000							$ 472,100,000	$ 625,000,000			$ 200,000,000	$ 152,400,000
Debt instrument stated percentage	6.25%		6.25%		6.25%						8.75%
Percentage of equity offerings redemption price			6.25%	35.00%	6.25%
Percentage of principal amount redemption price			100.00%	106.25%	104.688%
Aggregate principal amount																		721,200,000
Percentage of principal, including accrued and unpaid interest to be purchased									100.00%	108.75%						108.75%
Aggregate principal amount						439,500,000		152,400,000	500,000	32,600,000				141,300,000	47,600,000	11,100,000
Total consideration for Tender Offer per principal amount						1,053.34	40.00
Principal amount of notes						$ 1,000	$ 1,000
Covenants	Incur additional debt; Create liens; Enter into certain transactions with related parties; Enter into certain types of investment transactions; Engage in certain asset sales or sale and leaseback transactions; Pay dividends or buy back our Ordinary Shares; and Consolidate, merge with, or sell all or substantially all of its assets to another entity.